Subsequent Events - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 30, 2025	Jul. 01, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Net amounts of withdrawn from working capital requirements			$ 1,000,000	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Net amounts of withdrawn from working capital requirements		$ 1,000,000
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount paid to director cash compensation	$ 75,000